Analysis Of Changes In Financing Activities During The Year (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of changes in financing during the year [Line Items]
Payment of lease liabilities	$ (6,227,606)	$ (6,673,616)	$ (8,497,761)
Non-cash changes
Debt securities [member]
Analysis of changes in financing during the year [Line Items]
Opening balance	13,446,252	20,774,542
New borrowings	23,703,308	5,481,451
Debt payments	(565,420)	(2,327,802)
Interests and adjustments accrued	24,125,317	16,029,079
Inflation effect on debt securities issued and lease liabilities	(18,156,311)	(19,837,402)
Closing balance	$ 36,325,540	$ 13,446,252	$ 20,774,542